UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22603

Name of Fund:  BlackRock Municipal Target Term Trust (BTT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Target Term

            Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
City of Phoenix Alabama IDB, Refunding RB, Meadwestvaco Coated Board Project, Series A, 3.63%, 5/15/30	$5,850	$5,313,789
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.25%, 1/01/19	1,000	1,005,820
5.25%, 1/01/20	1,000	1,005,820
5.50%, 1/01/21	1,200	1,206,984
5.50%, 1/01/22	1,105	1,111,431

		9,643,844
Alaska — 0.4%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	7,235	7,236,085
Arizona — 1.1%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital:
Series A, 5.00%, 2/01/34	6,340	6,752,227
Series B, 5.00%, 2/01/33	1,810	1,975,217
City of Phoenix Arizona IDA, RB, Facility:
Candeo Schools, Inc. Project, 6.00%, 7/01/23	640	710,400
Eagle College Preparatory Project, Series A, 4.50%, 7/01/22	660	672,150
Eagle College Preparatory Project, Series A, 5.00%, 7/01/33	1,000	986,080
Legacy Traditional Schools Project, Series A, 5.75%, 7/01/24 (a)	750	809,370
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	6,000	6,217,980

		18,123,424
California — 17.1%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Sub-Lien, Series A (AMBAC), 0.00%, 10/01/30 (b)	10,530	5,452,855
Anaheim California Public Financing Authority, Refunding RB, Electric Distribution System, Series A, 4.00%, 10/01/31	17,080	17,792,407

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB, Adventist Health System/West, Series A:
4.00%, 3/01/28	$8,490	$8,907,114
4.00%, 3/01/33	61,485	62,658,134
California HFA, RB, S/F Housing, Home Mortgage, Series I, AMT, 4.70%, 8/01/26	10,000	10,039,500
California Municipal Finance Authority, RB:
Biola University, 4.00%, 10/01/27	750	778,748
Biola University, 5.00%, 10/01/29	660	729,861
Biola University, 5.00%, 10/01/30	500	549,295
Biola University, 4.00%, 10/01/33	2,500	2,528,125
Senior, S/F Housing, Caritas Affordable Housing, Inc. Project, Series A, 5.00%, 8/15/30	1,000	1,131,210
California Pollution Control Financing Authority, RB, Poseidon Resources Desalination Project, AMT, 5.00%, 7/01/30 (a)	13,845	14,802,382
California State Public Works Board, RB:, RB, Judicial Council Projects, Series A:
5.00%, 3/01/32	5,000	5,692,750
5.00%, 3/01/33	5,220	5,924,752
California Statewide Communities Development Authority, RB, American Baptist Homes of the West, Series A, 5.00%, 10/01/23	1,500	1,717,665
California Statewide Communities Development Authority, Refunding RB:
Episcopal Communities & Services, 5.00%, 5/15/27	500	558,925
Episcopal Communities & Services, 5.00%, 5/15/32	1,000	1,079,730
Eskaton Properties, Inc., 5.25%, 11/15/34	2,500	2,675,825
Loma Linda University Medical center, 5.25%, 12/01/29	5,000	5,387,100

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
California (continued)
City & County of San Francisco California Redevelopment Agency, Refunding, Special Tax Bonds, No. 6 Mission Bay South Public Improvements, Series A:
5.00%, 8/01/28	$1,000	$1,101,890
5.00%, 8/01/29	1,300	1,425,736
5.00%, 8/01/33	1,335	1,445,458
County of Ventura California Public Financing Authority, Refunding RB, Series A, 5.00%, 11/01/33	1,200	1,369,596
El Camino Community College District, GO, CAB, Election of 2002, Series C (b):
0.00%, 8/01/30	9,090	5,448,273
0.00%, 8/01/31	12,465	7,116,518
0.00%, 8/01/32	17,435	9,543,047
Escondido Union High School District, GO, CAB, Election of 2008, Series A (AGC), 0.00%, 8/01/33 (b)	2,865	1,455,850
Los Angeles Regional Airports Improvement Corp., Refunding RB, LAXFuel Corp., Los Angeles International, AMT:
4.50%, 1/01/27	5,000	5,454,700
5.00%, 1/01/32	4,110	4,496,956
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,500	3,205,500
Oakland Unified School District/Alameda County, GO, Series A:
5.00%, 8/01/30	1,000	1,133,590
5.00%, 8/01/31	1,350	1,529,145
5.00%, 8/01/32	1,100	1,239,161
5.00%, 8/01/33	1,000	1,123,860
Poway Unified School District, GO, CAB, Election of 2008, Series A (b):
0.00%, 8/01/27	10,000	6,664,000
0.00%, 8/01/30	10,000	5,755,400
0.00%, 8/01/32	12,500	6,609,625
Poway Unified School District Public Financing Authority, Refunding, Special Tax Bonds:
5.00%, 9/15/26	935	1,071,155
5.00%, 9/15/29	1,205	1,351,323
5.00%, 9/15/32	990	1,094,277

Municipal Bonds	Par (000)	Value
California (continued)
Riverside Public Financing Authority, Tax Allocation Bonds, University Corridor/Sycamore Canyon Merged Redevelopment Project, Series C (NPFGC), 4.50%, 8/01/30	$10,000	$10,393,900
San Bernardino Community College District, GO, Refunding, Series A:
4.00%, 8/01/31	10,660	11,263,569
4.00%, 8/01/32	17,010	17,889,417
4.00%, 8/01/33	5,665	5,934,087
San Diego Community College District, GO, CAB, Election of 2006, 0.00%, 8/01/30 (b)	5,000	2,671,600
Union City Community Redevelopment Agency, Community Redevelopment Agency Projects, Series A (c):
5.00%, 10/01/30	1,000	1,163,460
5.00%, 10/01/31	1,815	2,098,285
5.00%, 10/01/32	1,355	1,557,789
5.00%, 10/01/33	3,000	3,435,300
Westlands California Water District, Refunding RB, Series A (AGM):
5.00%, 9/01/31	1,000	1,154,690
5.00%, 9/01/32	1,000	1,150,890

		276,754,425
Colorado — 5.7%
Central Platte Valley Metropolitan District, GO, Series A:
5.13%, 12/01/29	700	783,937
5.50%, 12/01/29	750	861,083
5.38%, 12/01/33	1,500	1,690,350
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series B, 4.00%, 11/15/31	37,090	39,066,526
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23 (a)	1,000	991,110
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School Project, 5.00%, 8/15/30	1,000	1,105,450

2	BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Series A:
Covenant Retirement Communities, 4.50%, 12/01/33	$4,595	$4,566,741
Covenant Retirement Communities, 5.00%, 12/01/33	3,000	3,172,050
The Evangelical Lutheran Good Samaritan Society Project, 5.00%, 6/01/29	3,455	3,779,563
The Evangelical Lutheran Good Samaritan Society Project, 5.00%, 6/01/30	3,140	3,419,177
The Evangelical Lutheran Good Samaritan Society Project, 5.00%, 6/01/31	2,250	2,450,047
The Evangelical Lutheran Good Samaritan Society Project, 5.00%, 6/01/32	1,500	1,619,655
Copperleaf Metropolitan District No 2, GO, Refunding, 5.25%, 12/01/30	500	512,550
Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds (a):
4.10%, 12/01/24	5,080	5,030,470
4.20%, 12/01/25	5,280	5,236,968
4.50%, 12/01/30	4,305	4,258,377
State of Colorado, COP, Refunding, Fitzsimons Academic Projects, 4.00%, 11/01/30	12,675	13,276,429
Tallyns Reach Metropolitan District No. 3, GO, Refunding, 5.00%, 12/01/33	505	521,589

		92,342,072
Connecticut — 2.0%
City of Hartford Connecticut, GO, Refunding, Series A:
4.00%, 4/01/29	8,390	8,796,076
4.00%, 4/01/32	1,500	1,544,640
Connecticut HFA, Refunding RB, M/F Housing, Mortgage Finance Program, Sub-Series F-1, 3.00%, 11/15/32	12,020	11,312,503
State of Connecticut, Special Tax Revenue, RB, Series A:
5.00%, 8/01/30	6,000	7,035,600

Municipal Bonds	Par (000)	Value
Connecticut (continued)
State of Connecticut, Special Tax Revenue, RB, Series A (continued):
5.00%, 8/01/31	$3,000	$3,498,420

		32,187,239
District of Columbia — 0.1%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/33	1,700	1,951,566
Florida — 9.2%
City of North Miami Beach, Refunding RB:
4.00%, 8/01/27	3,325	3,537,401
5.00%, 8/01/29	3,650	4,109,681
5.00%, 8/01/30	4,020	4,502,762
5.00%, 8/01/31	4,235	4,724,397
5.00%, 8/01/32	4,445	4,944,351
City of Tampa Florida, Refunding RB, Series A:
County of Hillsborough Florida Expressway Authority, 4.00%, 7/01/30	6,395	6,743,080
H. Lee Moffitt Cancer Center Project, 4.00%, 9/01/33	10,000	10,258,400
County Brevard Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/33	3,760	4,107,875
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.00%, 11/15/29	5,000	5,552,000
County of Broward Florida, RB, Fort Lauderdale Fuel Facilities, Series A, AMT:
5.00%, 4/01/30	600	659,994
5.00%, 4/01/33	740	802,900
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25	5,250	5,324,760
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A:
4.00%, 4/01/31	2,930	3,017,197
4.00%, 4/01/32	1,000	1,026,470
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Sub-Series B, 5.00%, 10/01/32	5,000	5,617,200

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida School Board, COP, Refunding, Series A, 5.00%, 5/01/32	$10,000	$11,023,900
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B (b):
0.00%, 6/01/29	3,295	2,122,046
0.00%, 6/01/30	2,000	1,220,300
0.00%, 6/01/31	1,295	757,769
0.00%, 6/01/32	2,495	1,400,967
Double Branch Community Development District, Refunding, Special Assessment Bonds, Senior Lien, Series A-1, 4.13%, 5/01/31	1,200	1,223,424
Greater Orlando Aviation Authority, Refunding RB, Jet Blue Airways Corp. Project, AMT, 5.00%, 11/15/26	2,000	2,073,020
Jacksonville Florida Port Authority, Refunding RB, AMT:
4.50%, 11/01/30	2,895	3,097,563
4.50%, 11/01/31	3,200	3,411,552
4.50%, 11/01/32	2,300	2,440,277
Lee County School Board, COP, Refunding, Series A, 5.00%, 8/01/28	3,500	4,076,450
Miami Beach Health Facilities Authority, Refunding RB, Mont Sinai Medical Center:
5.00%, 11/15/25	500	576,055
5.00%, 11/15/26	250	284,668
5.00%, 11/15/27	375	423,154
5.00%, 11/15/28	500	559,390
5.00%, 11/15/30	1,000	1,101,540
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A:
5.00%, 4/01/30	3,720	4,212,230
5.00%, 4/01/31	2,000	2,247,440
5.00%, 4/01/33	5,000	5,559,100
Miami-Dade County Industrial Development Authority, RB, Series A, 5.00%, 6/01/30	2,385	2,460,056
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/30	3,825	4,444,382
South Broward Hospital District, Refunding RB, 3.00%, 5/01/30	3,810	3,598,926
Village Community Development District No. 10, Special Assessment Bonds, Sumter County:
4.50%, 5/01/23	3,070	3,336,445

Municipal Bonds	Par (000)	Value
Florida (continued)
Village Community Development District No. 10, Special Assessment Bonds, Sumter County (continued):
5.00%, 5/01/32	$5,765	$6,337,926
Village Community Development District No. 5, Refunding, Special Assessment Bonds:
Phase I, 3.50%, 5/01/28	2,055	2,034,655
Phase I, 3.50%, 5/01/28	3,885	3,838,458
Phase II, 4.00%, 5/01/33	1,195	1,201,166
Phase II, 4.00%, 5/01/34	2,480	2,492,797
Village Community Development District No. 6, Refunding, Special Assessment Bonds, Sumter County, 4.00%, 5/01/29	6,180	6,218,749

		148,702,873
Idaho — 0.6%
Idaho Housing & Finance Association, RB, Series A, 4.00%, 7/15/30	10,000	10,393,300
Illinois — 14.9%
Chicago Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 1/01/33	5,000	5,327,300
Chicago O’Hare International Airport, Refunding RB:
5.00%, 1/01/33	6,940	7,755,936
5.00%, 1/01/34	6,500	7,210,385
City of Chicago Illinois, GO, Series A:
CAB (NPFGC), 0.00%, 1/01/27 (b)	5,000	2,824,200
Project, 5.00%, 1/01/33	10,000	9,999,300
City of Chicago Illinois, GO, Refunding, 5.25%, 1/01/30	6,000	6,139,560
City of Chicago Illinois, RB, Wastewater Transmission, 2nd Lien:
4.00%, 1/01/31	10,375	9,952,011
4.00%, 1/01/32	10,790	10,269,814
4.00%, 1/01/33	11,220	10,617,710
4.00%, 1/01/35	9,135	8,540,860
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT:
4.00%, 1/01/27	5,000	5,125,050
4.00%, 1/01/29	28,425	28,565,988

4	BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, (AGM), 5.00%, 1/01/30	$730	$778,311
City of St. Charles Illinois, GO, Refunding, Corporate Purpose:
4.00%, 12/01/30	1,620	1,701,551
4.00%, 12/01/31	1,715	1,792,467
4.00%, 12/01/32	1,800	1,874,376
County of Cook Illinois, GO, Refunding, Series C, 4.00%, 11/15/29	19,750	18,948,743
County of Will Illinois Community High School District No. 210 Lincoln-Way, GO, Refunding:
CAB, Series B, 0.00%, 1/01/29 (b)	6,920	3,787,178
CAB, Series B, 0.00%, 1/01/30 (b)	5,680	2,953,089
CAB, Series B, 0.00%, 1/01/31 (b)	13,330	6,598,083
CAB, Series B, 0.00%, 1/01/32 (b)	16,500	7,737,840
Series A, Charter School Project-Noble Network, 5.00%, 1/01/31	16,300	17,957,221
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Obligated Group, 5.00%, 5/15/22	4,660	5,006,238
Lutheran Home & Services Obligated Group, 5.50%, 5/15/27	4,350	4,660,199
Lutheran Home & Services Obligated Group, 5.50%, 5/15/30	4,900	5,191,991
Northwestern Memorial Healthcare, 4.00%, 8/15/33	5,000	5,216,650
Rush University Medical Center, Series A, 5.00%, 11/15/31	8,415	9,489,511
Rush University Medical Center, Series A, 5.00%, 11/15/32	2,075	2,330,972
Rush University Medical Center, Series A, 5.00%, 11/15/33	2,125	2,377,981
The Peoples Gas Light & Coke Company Project, 4.00%, 2/01/33	11,000	11,147,950

Municipal Bonds	Par (000)	Value
Illinois (continued)
Winnebago & Boone Counties School District No. 205 Rockford, GO:
4.00%, 2/01/29	$9,305	$9,618,392
4.00%, 2/01/30	9,835	10,109,003

		241,605,860
Indiana — 3.4%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 8/01/33	8,500	8,914,970
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	2,250	2,569,185
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A, 4.00%, 5/01/35	23,565	23,219,537
Earlham College Project, 5.00%, 10/01/32	11,255	12,035,759
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/31	8,000	9,204,800

		55,944,251
Iowa — 2.2%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	18,500	19,600,565
5.25%, 12/01/25	14,345	15,676,503

		35,277,068
Kentucky — 0.1%
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier-DownTown Crossing Project:
Series B, 0.00%, 7/01/30 (b)	1,230	581,778
Convertible Series C, 0.00%, 7/01/33 (d)	1,500	1,104,060

		1,685,838
Louisiana — 2.5%
City of New Orleans Louisiana, Refunding RB:
5.00%, 12/01/27	1,500	1,740,345
5.00%, 12/01/29	1,000	1,142,620

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A:
5.00%, 7/01/28	$4,420	$5,055,640
5.00%, 7/01/29	3,000	3,410,430
5.00%, 7/01/30	5,000	5,651,100
5.00%, 7/01/32	3,000	3,353,730
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT:
5.00%, 4/01/31	300	326,514
5.00%, 4/01/32	1,000	1,084,320
5.00%, 4/01/33	1,575	1,704,623
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 7/01/29	1,925	2,150,591
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 5/15/31	3,425	3,820,348
5.25%, 5/15/32	4,375	4,925,812
5.25%, 5/15/33	4,750	5,257,062
5.25%, 5/15/35	1,500	1,662,375

		41,285,510
Maine — 1.3%
Maine Health & Higher Educational Facilities Authority, RB, Eastern Maine Medical Center Obligation:
5.00%, 7/01/25	1,250	1,401,462
5.00%, 7/01/26	1,000	1,109,330
5.00%, 7/01/27	1,000	1,100,800
3.75%, 7/01/28	1,000	1,004,940
5.00%, 7/01/33	5,000	5,364,700
Maine State Housing Authority, Refunding RB, S/F Housing, Series B, 3.45%, 11/15/32	12,000	11,892,840

		21,874,072
Maryland — 1.0%
Anne Arundel County Consolidated, Special Taxing District, Special Tax Bonds, Villages At Two Rivers Project:
4.20%, 7/01/24	700	709,625
4.90%, 7/01/30	1,315	1,332,529
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	3,225	3,206,553
Salisbury University Project, 5.00%, 6/01/34	500	529,735

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Meritus Medical Center, 5.00%, 7/01/29	$2,200	$2,447,632
Meritus Medical Center, 5.00%, 7/01/31	1,400	1,544,354
Meritus Medical Center, 5.00%, 7/01/33	1,200	1,313,520
Peninsula Regional Medical Center, 5.00%, 7/01/30	1,185	1,329,108
Peninsula Regional Medical Center, 5.00%, 7/01/31	2,200	2,455,288
Peninsula Regional Medical Center, 5.00%, 7/01/32	1,635	1,816,959

		16,685,303
Massachusetts — 0.6%
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 7/01/29	8,985	9,844,595
Michigan — 1.0%
Michigan Finance Authority, Refunding RB:
Holland Community Hospital, Series A, 5.00%, 1/01/33	750	811,852
MidMichigan Health, 5.00%, 6/01/33	2,750	3,025,715
Oakwood Obligation Group, 5.00%, 8/15/30	4,105	4,533,316
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	8,195	8,448,553

		16,819,436
Mississippi — 0.9%
State of Mississippi, RB, Series E, 5.00%, 10/15/33	12,225	13,777,330
Missouri — 0.3%
Missouri State Health & Educational Facilities Authority, Refunding RB:
CoxHealth, Series A, 4.00%, 11/15/33	2,010	2,058,622

6	BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Missouri (continued)
Missouri State Health & Educational Facilities Authority, Refunding RB (continued):
St. Louis College of Pharmacy, 5.00%, 5/01/30	$3,000	$3,245,310

		5,303,932
Nebraska — 1.1%
Central Plains Nebraska Energy Project, RB:
Energy Project No. 3, 5.00%, 9/01/27	7,010	7,806,266
Gas Project No. 3, 5.00%, 9/01/32	9,500	10,456,270

		18,262,536
New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority, Refunding RB, Concord Hospital, Series A:
5.00%, 10/01/26	1,075	1,204,140
5.00%, 10/01/27	1,180	1,315,134
4.00%, 10/01/33	3,500	3,563,490
New Hampshire State Turnpike System, RB, Series C:
4.00%, 8/01/33	4,350	4,554,276
4.00%, 8/01/35	4,745	4,932,712

		15,569,752
New Jersey — 10.0%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Logan Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,675,890
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	1,315	1,459,913
Continental Airlines, Inc. Project, 5.25%, 9/15/29	12,230	13,294,255
Continental Airlines, Inc. Project, Series A, 5.63%, 11/15/30	1,740	1,931,748
Private Activity Bond, The Goethals Bridge Replacement Project, 5.00%, 1/01/28	4,705	5,188,392
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	10,610	11,300,287

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB (continued):
Cigarette Tax, 4.25%, 6/15/27	$16,500	$16,639,920
Continental Airlines, Inc. Project, AMT, 5.75%, 9/15/27	6,200	6,691,598
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	5,000	5,704,400
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health, Series A, 4.00%, 7/01/26	3,000	3,167,040
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	6,685	6,859,545
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 0.00%, 12/15/28 (b)	66,000	33,823,680
CAB, Series A, 0.00%, 12/15/29 (b)	18,000	8,633,340
Series AA, 4.00%, 6/15/30	13,315	12,538,469
Series C, 5.25%, 6/15/32	10,000	10,525,100
Series D, 5.00%, 6/15/32	5,000	5,158,700
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 5.25%, 1/01/27	5,000	5,868,700
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/33	500	531,655
5.00%, 11/01/34	500	530,885
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	3,450	3,471,183
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 7/15/29	1,750	1,981,997
5.00%, 7/15/30	2,000	2,250,580
5.00%, 7/15/31	1,450	1,627,016

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2015	7

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Township of Irvington New Jersey, GO, Refunding, Series A (AGM) (continued):
5.00%, 7/15/32	$835	$934,265

		161,788,558
New Mexico — 1.1%
New Mexico Educational Assistance Foundation, RB, AMT:
Education Loan Series A-1, 3.75%, 9/01/31	6,250	6,309,875
Education Loan Series A-2, 3.80%, 11/01/32	5,850	5,914,350
Education Loan Series A-2, 3.80%, 9/01/33	5,000	5,062,250

		17,286,475
New York — 5.6%
Build NYC Resource Corp., RB, South Bronx Charter School for International Cultures & The Arts Project, Series A, 5.00%, 4/15/33	3,530	3,591,457
Build NYC Resource Corp., Refunding RB, Prat Paper, Inc. Project, AMT, 4.50%, 1/01/25 (a)	900	961,650
Housing Development Corp., RB, M/F Housing, Series K-1, 3.40%, 11/01/30	7,070	7,135,822
Housing Development Corp., Refunding RB, M/F Housing, Series L-1:
3.40%, 11/01/30	1,580	1,572,637
3.50%, 11/01/32	1,160	1,143,888
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/33	9,115	10,430,203
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	8,110	9,591,454
New York Mortgage Agency, Refunding RB, Series 48, 3.45%, 10/01/33	3,500	3,462,970
New York State HFA, RB, M/F Affordable Housing (SONYMA):
3.05%, 11/01/27	2,020	2,036,039
3.45%, 11/01/32	5,235	5,241,073
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (a)	3,000	3,023,550

Municipal Bonds	Par (000)	Value
New York (continued)
Onondaga Civic Development Corp., Refunding RB, St. Joseph’s Hospital Health Center Project, 4.50%, 7/01/32	$9,115	$9,192,933
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series A (b):
0.00%, 11/15/29	17,810	11,050,749
0.00%, 11/15/30	25,215	14,899,543
0.00%, 11/15/31	5,000	2,838,250
TSASC, Inc., Refunding RB, Series 1, 5.00%, 6/01/26	4,000	4,051,360

		90,223,578
North Carolina — 0.1%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/31	1,665	1,905,859
Ohio — 0.7%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A:
5.25%, 7/01/28	500	521,625
5.63%, 7/01/32	1,000	1,047,240
Ohio State University, RB, General Receipts Special Purpose, Series A, 4.00%, 6/01/31	4,220	4,477,842
State of Ohio, RB, Portsmouth Bypass Project, AMT:
5.00%, 12/31/29	1,625	1,840,475
5.00%, 12/31/30	2,400	2,676,288

		10,563,470
Oklahoma — 0.2%
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A:
5.00%, 4/01/23	1,050	977,214
5.00%, 4/01/29	1,500	1,395,450
5.00%, 4/01/33	1,050	977,120

		3,349,784
Pennsylvania — 11.2%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/27	6,750	7,346,565
5.00%, 5/01/28	5,000	5,414,700
5.00%, 5/01/29	3,745	4,035,312
5.00%, 5/01/30	5,300	5,682,342

8	BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (e)	$4,540	$4,596,795
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.00%, 1/01/22	750	808,020
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/27	1,275	1,350,569
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/32	3,350	3,495,759
Diakon Lutheran Social Ministries Project, 5.00%, 1/01/29	1,300	1,419,769
Diakon Lutheran Social Ministries Project, 5.00%, 1/01/30	2,675	2,908,474
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, 4.00%, 7/01/33	27,535	28,280,648
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, 5.00%, 6/01/31	5,000	5,496,250
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/26	2,500	2,706,900
Albert Einstein Healthcare Network, Series A, 5.25%, 1/15/29	3,250	3,560,148
Albert Einstein Healthcare Network, Series A, 5.25%, 1/15/30	6,185	6,725,569
Whitemarsh Continuing Care Retirement Community Project, 5.00%, 1/01/30	2,000	2,011,560
County of Northampton Pennsylvania General Purpose Authority, RB, St. Luke’s Hospital of Bethlehem, Series A, 5.00%, 8/15/33	13,250	14,275,815

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, The Pennsylvania Rapid Bridge Replacement Project, AMT:
5.00%, 12/31/34	$5,000	$5,403,350
5.00%, 12/31/29	5,000	5,535,800
5.00%, 12/31/30	13,100	14,383,014
Pennsylvania HFA, RB, S/F Housing, Series 114C, 3.30%, 10/01/32	20,500	19,851,995
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, 5.00%, 10/01/30	5,250	5,506,200
Pennsylvania Higher Educational Facilities Authority, Refunding RB, La Salle University, 4.00%, 5/01/32	3,000	3,003,120
State Public School Building Authority, RB, School District of Philadelphia Project:
5.00%, 4/01/27	4,130	4,541,265
5.00%, 4/01/28	8,000	8,746,880
5.00%, 4/01/29	6,000	6,520,440
5.00%, 4/01/30	5,500	5,954,080
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc. Student Housing Project:
5.00%, 7/01/30	825	878,988
5.00%, 7/01/30	1,280	1,349,056

		181,789,383
Rhode Island — 0.8%
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 6/01/28	2,750	3,077,855
5.00%, 6/01/29	4,500	4,987,530
5.00%, 6/01/30	4,215	4,628,702

		12,694,087
South Carolina — 0.1%
South Carolina Jobs EDA, Refunding RB, The Lutheran Homes of South Carolina, Inc., 5.00%, 5/01/28	2,000	2,100,740
South Dakota — 0.0%
Educational Enhancement Funding Corp., Refunding RB, Series B, 5.00%, 6/01/27	650	733,805

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2015	9

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Tennessee — 0.5%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.00%, 1/01/33	$1,500	$1,620,765
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Erlanger Health System, Series A, 5.00%, 10/01/31	6,210	6,749,525

		8,370,290
Texas — 18.8%
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 8/15/32	12,500	13,838,000
5.00%, 8/15/33	14,000	15,465,100
City of Brownsville Texas Utilities System Revenue, Refunding RB, Series A:
4.00%, 9/01/30	11,170	11,674,214
4.00%, 9/01/31	11,220	11,671,493
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,665	2,842,382
City of San Antonio Texas Water System Revenue, Refunding RB, Series B, 5.00%, 5/15/27	1,845	2,219,664
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/33	1,650	1,951,306
Clifton Higher Education Finance Corp., Refunding RB, Uplift Education, Series A:
3.10%, 12/01/22	1,050	1,029,640
3.95%, 12/01/32	1,800	1,680,750
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series C, 4.00%, 8/15/33	12,325	12,746,885
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
5.75%, 1/01/28	500	561,660
6.38%, 1/01/33	460	531,512
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Brazos Presbyterian Homes, Inc. Project, 5.00%, 1/01/33	1,090	1,103,679
Memorial Hermann Health System, 4.00%, 12/01/31	20,000	20,295,600

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Series A (continued):
YMCA of the Greater Houston Area, 5.00%, 6/01/28	$1,500	$1,645,245
YMCA of the Greater Houston Area, 5.00%, 6/01/33	3,000	3,210,750
County of Matagorda Texas Navigation District No. 1, Refunding RB:
Series A (AMBAC), 4.40%, 5/01/30	31,120	33,526,198
Series B (AMBAC), AMT, 4.55%, 5/01/30	10,000	10,650,800
Series B-2, 4.00%, 6/01/30	12,895	13,148,645
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (b):
0.00%, 9/15/31	6,235	3,404,061
0.00%, 9/15/32	15,135	7,786,655
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A:
4.00%, 11/15/31	5,500	5,633,155
4.00%, 11/15/32	15,420	15,721,769
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB:
Scott & White Healthcare Project, Series A, 5.00%, 8/15/33	5,000	5,612,450
Trinity Terrace Project, Series A-1, 5.00%, 10/01/29	1,000	1,088,450
Leander ISD, GO, Refunding, Series D (b):
0.00%, 8/15/31	1,200	657,552
0.00%, 8/15/32	2,000	1,034,720
0.00%, 8/15/33	4,485	2,203,077
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	5,750	6,279,690
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services:
4.00%, 5/15/31	9,970	10,335,899
4.00%, 5/15/32	10,635	10,968,514

10	BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Corp., RB:
Station 1 LLC Texas A&M University Project, Series A, 5.00%, 4/01/29	$2,290	$2,427,056
Stephenville LLC Tarleton State University Project, Series A, 5.38%, 4/01/28	1,150	1,258,330
Stephenville LLC Tarleton State University Project, Series A, 5.00%, 4/01/24	420	461,727
Stephenville LLC Tarleton State University Project, Series A, 5.00%, 4/01/25	240	264,617
Stephenville LLC Tarleton State University Project, Series A, 5.00%, 4/01/29	725	768,921
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 1/01/33	1,600	1,779,152
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 1/01/33	15,900	17,862,378
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project:
4.70%, 1/01/22	850	891,871
5.50%, 1/01/32	1,000	1,054,380
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/30	18,000	19,700,820
5.00%, 12/15/31	25,000	27,279,750

		304,268,517
U.S. Virgin Islands — 1.3%
Virgin Islands Public Finance Authority, Refunding RB, Gross Receipts Taxes Loan Note:
Series A, 5.00%, 10/01/32	10,000	10,673,700
Series C, 5.00%, 10/01/30	10,000	10,900,300

		21,574,000
Vermont — 0.2%
Vermont EDA, Refunding, MRB, Wake Robin Corp. Project, 5.40%, 5/01/33	2,400	2,506,032

Municipal Bonds	Par (000)	Value
Virginia — 2.8%
County of Fairfax Virginia EDA, RB, Vinson Hall LLC, Series A, 5.00%, 12/01/32	$2,000	$2,071,200
County of Fairfax Virginia IDA, Refunding RB, Inova Health System, Series D, 4.00%, 5/15/29	5,325	5,622,881
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.50%, 7/01/30	3,000	3,034,320
4.50%, 7/01/32	1,100	1,106,237
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/33	5,445	5,595,718
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	498,320
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, Series B, 5.25%, 7/01/30 (a)	2,000	2,119,660
Virginia HDA, RB, Remarketing, M/F Housing, Sub-Series C-2, 3.00%, 4/01/31	23,175	21,882,298
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 7/01/34	3,940	4,150,238

		46,080,872
Washington — 4.7%
Central Puget Sound Regional Transit Authority, Refunding RB, 5.00%, 11/01/32	8,500	10,080,830
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A:
3.50%, 9/01/18	1,025	1,045,111
5.00%, 9/01/27	1,000	1,060,160
5.25%, 9/01/32	1,850	1,932,418
Port of Seattle Washington Industrial Development Corp., Refunding RB, Special Facilities, Delta Airline, Inc. Project, AMT, 5.00%, 4/01/30	5,000	5,210,450
Spokane Public Facilities District, Refunding RB, Series B:
4.50%, 12/01/30	5,370	5,702,833
5.00%, 12/01/32	5,895	6,471,236

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2015	11

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Washington (continued)
Spokane Public Facilities District, Refunding RB, Series B (continued):
5.00%, 9/01/33	$4,665	$5,108,035
State of Washington, COP, State & Local Agency Real and Personal Property, Series B:
4.00%, 7/01/29	3,605	3,801,220
4.00%, 7/01/30	4,290	4,494,504
4.00%, 7/01/31	4,470	4,653,046
4.00%, 7/01/32	4,590	4,769,607
State of Washington, GO, Series B, 5.00%, 2/01/25	5,825	7,169,293
Washington State Housing Finance Commission, RB, Herons Key Senior Living, Series B-2, 4.88%, 1/01/22 (a)	600	602,442
Washington State Housing Finance Commission, Refunding RB:
Emerald Heights Project, 5.00%, 7/01/28	1,000	1,082,250
Emerald Heights Project, 5.00%, 7/01/33	1,100	1,180,234
S/F Housing, Series 1N (Ginnie Mae, Fannie Mae, Freddie Mac), 3.50%, 12/01/33	4,035	4,002,841
WBRP 3.2, RB, Series A:
5.00%, 1/01/30	1,000	1,174,090
5.00%, 1/01/31	1,000	1,167,660
5.00%, 1/01/32	1,140	1,324,897
5.00%, 1/01/33	3,345	3,872,339

		75,905,496
Wisconsin — 1.4%
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 4/01/30	6,690	6,870,563
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 7/01/28	2,250	2,401,830
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Aspirus, Inc., Obligated Group, 5.00%, 8/15/28	3,510	3,958,964
Aspirus, Inc., Obligated Group, 5.00%, 8/15/29	3,685	4,125,579

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued):
Marquette University, 4.00%, 10/01/32	$4,520	$4,694,336

		22,051,272
Total Municipal Bonds — 126.6%		2,054,462,529

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Colorado — 5.1%
City & County of Denver Colorado, Refunding ARB, Department of Aviation, Series A, AMT (g):
4.25%, 11/15/29	33,820	35,636,651
4.25%, 11/15/30	35,210	36,765,483
4.25%, 11/15/31	8,085	8,406,482
4.25%, 11/15/32	2,230	2,310,271

		83,118,887
Florida — 6.0%
County of Broward Florida, ARB, Series Q-1 (g):
4.00%, 10/01/29	17,200	17,845,023
4.00%, 10/01/30	18,095	18,717,079
4.00%, 10/01/31	18,820	19,396,700
4.00%, 10/01/32	19,575	20,114,285
4.00%, 10/01/33	20,355	20,852,812

		96,925,899
Iowa — 2.7%
Iowa State Board of Regents, RB, University of Iowa Hospitals and Clinics:
4.00%, 9/01/28	3,375	3,639,936
4.00%, 9/01/29	6,525	6,949,261
4.00%, 9/01/30	6,325	6,680,073
4.00%, 9/01/31	8,650	9,075,747
4.00%, 9/01/32	7,750	8,083,082
4.00%, 9/01/33	9,375	9,748,761

		44,176,860
Texas — 10.1%
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/30	15,000	15,643,991
4.00%, 9/15/31	19,475	20,250,337
4.00%, 9/15/32	18,075	18,738,372
4.00%, 9/15/33	11,000	11,369,492

12	BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Texas (continued)
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing and Expansion Project (continued):
4.00%, 9/15/34	$11,885	$12,247,482
4.00%, 9/15/35	4,500	4,609,560
Dallas/Fort Worth International Airport, Refunding RB, AMT (g):
Series E, 4.00%, 11/01/32	6,915	7,198,830
Series E, 4.13%, 11/01/35	10,435	10,719,725
Series F, 5.00%, 11/01/29	12,820	14,584,683
Series F, 5.00%, 11/01/30	15,565	17,511,405
Series F, 5.00%, 11/01/31	10,000	11,141,071
Series F, 5.00%, 11/01/32	17,170	18,976,951

		162,991,899
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.9%		387,213,545
Total Long-Term Investments (Cost — $2,417,040,215) — 150.5%		2,441,676,074

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (h)(i)	112,232,141	$112,232,141
Total Short-Term Securities (Cost — $112,232,141) — 6.9%		112,232,141
Total Investments (Cost — $2,529,272,356*) — 157.4%		2,553,908,215
Other Assets Less Liabilities — 0.2%		2,678,825
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.4)%		(184,223,014)
RVMTP Shares, at Redemption Value — (46.2)%		(750,000,000)

Net Assets Applicable to Common Shares — 100.0%		$1,622,364,026

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,354,938,751

Gross unrealized appreciation	$50,377,476
Gross unrealized depreciation	(35,527,986)

Net unrealized appreciation	$14,849,490

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	When-issued security.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of period end.

(e)	Variable rate security. Rate shown is as of period end.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from November 1, 2018 to November 15, 2020, is $128,606,860.

(h)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
FFI Institutional Tax-Exempt Fund	79,878,725	32,353,416	112,232,141	$3,970

(i)	Represents the current yield as of period end.

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2015	13

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	EDC	Economic Development Corp.	M/F	Multi-Family
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds	MRB	Mortgage Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	HDA	Housing Development Authority	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	RB	Revenue Bonds
ARB	Airport Revenue Bonds	IDA	Industrial Development Authority	S/F	Single-Family
CAB	Capital Appreciation Bonds	IDB	Industrial Development Board	SONYMA	State of New York Mortgage Agency
COP	Certificates of Participation	ISD	Independent School District
EDA	Economic Development Authority	LRB	Lease Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(1,000)	10-Year U.S. Treasury Note	December 2015	$127,687,500	$(443,290)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

14	BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock Municipal Target Term Trust (BTT)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$2,441,676,074	—	$2,441,676,074
Short-Term Securities	$112,232,141	—	—	112,232,141

Total	$112,232,141	$2,441,676,074	—	$2,553,908,215

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(443,290)	—	—	$(443,290)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,350,502	—	—	$1,350,502
Liabilities:
RVMTP Shares	—	$(750,000,000)	—	(750,000,000)
TOB Trust Certificates	—	(184,119,974)	—	(184,119,974)

Total	$1,350,502	$(934,119,974)	—	$(932,769,472)

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2015	15

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Target Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Target Term Trust

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Target Term Trust

Date:	December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Target Term Trust

Date:	December 22, 2015